Income Taxes - Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate [Abstract]
Net loss before tax	$ (449,295)	$ (2,658,887)	$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)			(686,027)	(716,261)	(1,901,642)
Impact of different tax rates in other jurisdictions			(10,814)	(16,272)	(263,787)
Non-taxable income			(5,477)	(1,071,774)	(907,495)
Non-deductible expenses			195	98,704
Change in valuation allowance			702,123	1,705,603	3,072,924
Income tax expense